Summary of Significant Accounting Policies - Schedule of Concentration (Details)	3 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Concentration Percentage	10.00%	10.00%		10.00%
Revenues [Member]
Concentration Percentage			67.70%	53.70%	57.80%
Accounts Receivable [Member]
Concentration Percentage			67.20%	48.40%	60.50%
Customer A [Member] | Revenues [Member]
Concentration Percentage				24.60%
Customer A [Member] | Accounts Receivable [Member]
Concentration Percentage				29.40%
Customer B [Member] | Revenues [Member]
Concentration Percentage				19.10%
Customer B [Member] | Accounts Receivable [Member]
Concentration Percentage
Customer C [Member] | Revenues [Member]
Concentration Percentage			35.50%	10.00%	57.80%
Customer C [Member] | Accounts Receivable [Member]
Concentration Percentage			54.60%		27.40%
Customer D [Member] | Revenues [Member]
Concentration Percentage
Customer D [Member] | Accounts Receivable [Member]
Concentration Percentage				19.00%
Customer E [Member] | Revenues [Member]
Concentration Percentage			17.10%
Customer E [Member] | Accounts Receivable [Member]
Concentration Percentage			12.60%
Customer F [Member] | Revenues [Member]
Concentration Percentage			15.10%
Customer F [Member] | Accounts Receivable [Member]
Concentration Percentage
Customer G [Member] | Revenues [Member]
Concentration Percentage
Customer G [Member] | Accounts Receivable [Member]
Concentration Percentage					20.40%
Customer H [Member] | Revenues [Member]
Concentration Percentage
Customer H [Member] | Accounts Receivable [Member]
Concentration Percentage					12.70%
Revenues [Member]
Concentration Percentage	36.40%	62.40%
Revenues [Member] | Customer A [Member]
Concentration Percentage	25.90%	0.00%
Revenues [Member] | Customer B [Member]
Concentration Percentage	10.50%	62.40%
Revenues [Member] | Customer C [Member]
Concentration Percentage	0.00%	0.00%
Accounts Receivable [Member]
Concentration Percentage	34.60%	66.90%
Accounts Receivable [Member] | Customer A [Member]
Concentration Percentage	34.60%	0.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Percentage	0.00%	13.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Percentage	0.00%	53.90%